Goodwill and Other Intangibles (Summary of Goodwill by Segment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 18,602	$ 17,656
Additions	128	744
Foreign currency translation adjustments and other	121	202
Ending balance	18,851	18,602
Accumulated impairment
Canadian Personal and Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	902	902
Additions	0	0
Foreign currency translation adjustments and other	0	0
Ending balance	902	902
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,620	14,363
Additions	0	0
Foreign currency translation adjustments and other	43	257
Ending balance	14,663	14,620
Wealth Management and Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,122	2,104
Additions	0	0
Foreign currency translation adjustments and other	3	18
Ending balance	2,125	2,122
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	958	287
Additions	128	744
Foreign currency translation adjustments and other	75	(73)
Ending balance	$ 1,161	$ 958
Pre-tax discount rates	14.40%	13.90%
Top of range [member] | Canadian Personal and Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.90%	9.90%
Top of range [member] | U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.80%	11.30%
Top of range [member] | Wealth Management and Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	11.00%
Bottom of range [member] | Canadian Personal and Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.70%	9.70%
Bottom of range [member] | U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.70%	10.00%
Bottom of range [member] | Wealth Management and Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.90%	9.60%